Consolidated Statements of Changes in Shareholders' Equity - ARS ($) $ in Thousands		Share capital		Inflation adjustment of share capital		Share premium		Legal reserve		Special reserve CNV 609/12		Other reserves		Retained earnings		Subtotal		Non-controlling interest		Reserve for future dividends		Special reserve		Currency translation adjustment [Member]	Revaluation surplus [1]	Changes in non- controlling interest		Total other reserves		Total
Beginning of the year at Jun. 30, 2017		$ 126,014		$ 3,390,555		$ 9,660,049		$ 133,540		$ 9,231,783	[1]	$ 1,102,508		$ 40,327,919		$ 63,972,368		$ 2,548,402		$ 1,170,069						$ (67,561)		$ 1,102,508		$ 66,520,770
Profit/ (loss) for the year																														20,348,486
Comprehensive profit/loss for the year											[1]			19,624,143		19,624,143		724,343												20,348,486
Assignment of results - Shareholders’ meeting	[1]											6,535,980		(8,370,386)		(1,834,406)				(1,170,069)		7,706,049						6,535,980		(1,834,406)
Dividends distribution to non-controlling interest											[1]							(80,936)												(80,936)
Incorporation by business combination											[1]							16,742												16,742
Ending of the year at Jun. 30, 2018		126,014		3,390,555		9,660,049		133,540		9,231,783	[1]	7,638,488		51,581,676		81,762,105		3,208,551				7,706,049				(67,561)		7,638,488		84,970,656
Profit/ (loss) for the year																														(25,922,964)
Adjustments previous periods (IFRS 9)											[1]			(41,178)		(41,178)														(41,178)
Balance as of June 30, 2018 - Adjusted		126,014		3,390,555		9,660,049		133,540		9,231,783	[1]	7,638,488		51,540,498		81,720,927		3,208,551												84,929,478
Comprehensive profit/loss for the year											[1]			(25,772,658)		(25,772,658)		(150,306)												(25,922,964)
Dividend distribution - Shareholders’ meeting	[1]											66,775,620		(67,783,168)		(1,007,548)														(1,007,548)
Assignment of results - Shareholders’ meeting	[1]																			32,362,825		34,412,795						66,775,620
Changes in non-controlling interest											[1]	(54,915)				(54,915)		54,988								(54,915)		(54,915)		73
Reimbursement of dividends											[1]			46,836		46,836														46,836
Ending of the year at Jun. 30, 2019		126,014		3,390,555		9,660,049		133,540		9,231,783	[1]	74,359,193		(41,968,492)		54,932,642		3,113,233		32,362,825		42,118,844				(122,476)		74,359,193		58,045,875
Profit/ (loss) for the year											[1]			17,089,537		17,089,537		1,063,723												18,153,260
Other comprehensive income for the year											[1]	251,757				251,757								(21,703)	273,460			251,757		251,757
Comprehensive profit/loss for the year																														18,405,017
Dividend distribution - Shareholders’ meeting	[1]											(731,016)				(731,016)		(146,203)												(877,219)
Assignment of results - Shareholders’ meeting			[1]		[1]		[1]		[1]		[1]	(41,968,493)	[1]	41,968,493	[1]		[1]		[1]	(731,016)	[1]	(41,968,493)	[1]				[1]	(42,699,509)	[1]		[1]
Changes in non-controlling interest											[1]	(58,241)				(58,241)		58,241								(58,241)		(58,241)
Ending of the year at Jun. 30, 2020		$ 126,014		$ 3,390,555		$ 9,660,049		$ 133,540		$ 9,231,783	[1]	$ 31,853,200		$ 17,089,538		$ 71,484,679		$ 4,088,994		$ 31,631,809		$ 150,351		$ (21,703)	$ 273,460	$ (180,717)		$ 31,853,200		$ 75,573,673

[1]	See Note 17.